UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Gold & Precious Metals Fund
	Shares	Value ($)
Common Stocks (a) 95.3%
Australia 7.7%
Independence Group NL	250,453	723,445
Medusa Mining Ltd.* (b)	456,582	776,183
Newcrest Mining Ltd.	724,543	6,119,387
OceanaGold Corp.* (b) (c)	786,653	1,426,747
Regis Resources Ltd.	950,378	2,238,099

(Cost $18,305,176)		11,283,861
Canada 58.1%
Agnico-Eagle Mines Ltd. (b)	124,159	3,863,839
AuRico Gold, Inc.	511,526	2,346,934
B2Gold Corp.*	857,520	2,024,941
Barrick Gold Corp.	842,137	16,226,496
Continental Gold Ltd.*	322,290	1,009,914
Eldorado Gold Corp.	855,773	5,440,065
Franco-Nevada Corp.	130,824	6,348,855
Goldcorp, Inc.	689,324	17,199,833
Kinross Gold Corp.	1,196,936	5,491,666
New Gold, Inc.*	646,415	3,708,724
Osisko Mining Corp.*	364,886	2,188,497
Pan American Silver Corp.	84,019	1,057,640
Rubicon Minerals Corp.*	688,415	877,710
Silver Wheaton Corp.	341,740	7,422,393
Teranga Gold Corp. (CDI)* (d)	675,279	534,954
Torex Gold Resources, Inc.* (b)	1,957,971	2,021,699
Yamana Gold, Inc.	839,913	7,865,583

(Cost $118,702,943)		85,629,743
Mexico 1.8%
Fresnillo PLC (e) (Cost $4,833,938)	210,088	2,657,037
Peru 0.8%
Compania de Minas Buenaventura SA (ADR) (Cost $3,545,091)	98,493	1,221,313
Russia 1.4%
MMC Norilsk Nickel OJSC (ADR) (Cost $1,832,434)	136,242	2,076,328
South Africa 10.9%
Anglo American Platinum Ltd.*	55,459	2,210,103
AngloGold Ashanti Ltd.	336,528	4,924,490
Gold Fields Ltd.	614,910	2,148,607
Harmony Gold Mining Co., Ltd.	491,756	1,418,826
Impala Platinum Holdings Ltd.	438,994	4,561,720
Sibanye Gold Ltd.	614,910	877,755

(Cost $33,492,894)		16,141,501
United Kingdom 6.6%
Polyus Gold International Ltd.	898,544	2,743,499
Randgold Resources Ltd.	101,409	6,998,369

(Cost $12,159,943)		9,741,868
United States 8.0%
Argonaut Gold, Inc.* (b)	251,216	1,132,305
Newmont Mining Corp.	302,431	6,532,509
Tahoe Resources, Inc.*	232,522	4,129,549

(Cost $18,943,586)		11,794,363

Total Common Stocks (Cost $211,816,005)		140,546,014
Exchange-Traded Funds 0.3%
ETFS Physical Palladium Trust*	1,066	73,234
SPDR Gold Trust*	2,836	340,575

Total Exchange-Traded Funds (Cost $303,188)		413,809

	Troy Ounces	Value ($)
Commodities 2.4%
Gold Bullion* (Cost $4,788,008)	2,880	3,584,526

	Shares	Value ($)

Securities Lending Collateral 2.1%
Daily Assets Fund Institutional, 0.08% (f) (g) (Cost $3,008,701)	3,008,701	3,008,701
Cash Equivalents 0.9%
Central Cash Management Fund, 0.04% (f) (Cost $1,365,322)	1,365,322	1,365,322

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $221,281,224) †	101.0	148,918,372
Other Assets and Liabilities, Net	(1.0)	(1,438,703)

Net Assets	100.0	147,479,669

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $248,447,512.  At January 31, 2014, net unrealized depreciation for all securities based on tax cost was $99,529,140.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,180,779 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $103,709,919.

(a)	Securities are listed in country of domicile.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2014 amounted to $2,776,719, which is 1.9% of net assets.

(c)	Listed on the Toronto Stock Exchange.
(d)	Listed on the Australian Securities Exchange.
(e)	Listed on the London Stock Exchange.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
ETFS: Exchange Traded Funds Securities
SPDR: Standard & Poor's Depositary Receipt

At January 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Gold 100 Oz Futures	USD	4/28/2014	1	123,980	(604)
Platinum Futures	USD	4/28/2014	1	68,785	2,252
Silver Futures	USD	3/27/2014	1	95,600	(11,469)
Total net unrealized depreciation					(9,821)

Currency Abbreviation

USD	United States Dollar

At January 31, 2014, the DWS Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks)
Group breakdown of the Fund's common stocks
Group I:
Major producing companies	73%

Group II:
Medium established producers	5%

Group III:
Junior producers with medium cost production	6%

Group IV:
Companies with some production on stream or in start-up	3%

Group V:
Primarily exploration companies with or without mineral resources	4%

Group VI:
Royalty companies	9%
100%

Investment in Subsidiary

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary, DWS Cayman Precious Metals Fund, Inc., organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals; commodity-linked derivative instruments, such as swaps, futures; and exchange traded funds. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund.  As of January 31, 2014, the Fund held $4,621,015 in the Subsidiary, representing 3.1% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,426,747	$9,857,114	$—	$11,283,861
Canada	85,094,789	534,954	—	85,629,743
Mexico	—	2,657,037	—	2,657,037
Peru	1,221,313	—	—	1,221,313
Russia	2,076,328	—	—	2,076,328
South Africa	—	16,141,501	—	16,141,501
United Kingdom	—	9,741,868	—	9,741,868
United States	11,794,363	—	—	11,794,363
Exchange-Traded Funds	413,809	—	—	413,809
Commodities	3,584,526	—	—	3,584,526
Short-Term Investments (h)	4,374,023	—	—	4,374,023
Derivatives (i)
Futures Contracts	2,252	—	—	2,252

Total	$109,988,150	$38,932,474	$—	$148,920,624

Liabilities
Derivatives (i)
Futures Contracts	$(12,073)	$—	$—	$(12,073)

Total	$(12,073)	$—	$—	$(12,073)

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.
(h)	See Consolidated Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on future contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Commodity Contracts	$(9,821)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014